Concentration and Risks	12 Months Ended
Dec. 31, 2023
Concentration and Risks [Abstract]
Concentration and Risks
4.	Concentration and Risks

(a)	Foreign exchange risk

The revenues and expenses of the Company’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(b)	Credit risk

Financial instruments that potentially expose the Company to credit risk consist primarily of cash and cash equivalents, short-term deposit and accounts receivable. The Company places its cash and cash equivalents and short-term deposit with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.